Derivatives, Sold and Purchased Credit Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	2,623	5,178
Notional amount Protection sold	26,455	38,403
Notional amount Protection purchased with identical underlyings	14,930	18,372
Notional Net protection sold	11,525	20,031
Notional Other protection purchased	13,981	17,843
Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	15,104	23,817
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1,787	3,308
Notional amount Protection sold	2,433	4,691
Notional amount Protection purchased with identical underlyings	948	2,194
Notional Net protection sold	1,485	2,497
Notional Other protection purchased	393	1,335
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2016	Jan. 01, 2016
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2056	Dec. 31, 2056
Structured products [Member] | Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	2,039	4,300
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	4	68
Notional amount Protection sold	3,520	3,006
Notional amount Protection purchased with identical underlyings	3,444	2,341
Notional Net protection sold	76	665
Notional Other protection purchased	616	912
Credit Default Swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2013	Jan. 01, 2012
Credit Default Swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2017	Dec. 31, 2017
Credit Default Swap [Member] | Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	348	843
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	240	1,002
Notional amount Protection sold	15,845	24,634
Notional amount Protection purchased with identical underlyings	9,636	13,329
Notional Net protection sold	6,209	11,305
Notional Other protection purchased	7,701	9,404
Corporate Bond Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2013	Jan. 01, 2012
Corporate Bond Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2021	Dec. 31, 2021
Corporate Bond Securities [Member] | Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	8,448	14,043
Total asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	57	76
Notional amount Protection sold	64	83
Notional amount Protection purchased with identical underlyings	6	8
Notional Net protection sold	58	75
Notional Other protection purchased	92	116
Total asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2037	Jan. 01, 2037
Total asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Total asset-backed securities [Member] | Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	64	83
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	531	713
Notional amount Protection sold	1,249	1,357
Notional amount Protection purchased with identical underlyings	790	19
Notional Net protection sold	459	1,338
Notional Other protection purchased	524	1,403
Commercial [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2049	Jan. 01, 2049
Commercial [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2052	Dec. 31, 2052
Commercial [Member] | Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	861	458
Other Credit Derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	4	11
Notional amount Protection sold	3,344	4,632
Notional amount Protection purchased with identical underlyings	106	481
Notional Net protection sold	3,238	4,151
Notional Other protection purchased	4,655	4,673
Other Credit Derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2013	Jan. 01, 2012
Other Credit Derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2056	Dec. 31, 2056
Other Credit Derivatives [Member] | Non-investment Grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	3,344	4,090